Fair Value Measurements - Schedule of quantitative information regarding Level 3 fair value measurements inputs (Detail) - $ / shares	3 Months Ended	13 Months Ended
	Mar. 31, 2020	Feb. 19, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Exercise price	$ 11.50	$ 11.50
Unit price	$ 9.63	$ 10.21
Volatility	25.00%	25.00%
Term (years)	5 years 6 months	5 years 6 months
Risk-free rate	1.00%	0.70%